General	6 Months Ended
Jun. 30, 2025
General [Abstract]
General

Note 1 – General

A.	Incorporation and operations

Saverone 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”). From the Inception Date, the Company has been active in one operating segment, i.e., development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving (the “Saverone System”). Our principal executive offices are located at Em Hamoshavot Rd. 94, Petah Tikvah, 4970602 Israel.

B.	The Company’s business position

The Company is currently in the early commercialization stage and has not yet generated sufficient revenues from selling of Saverone systems. From the Inception Date and through June 30, 2025, the Company reported losses and a negative cash flow from current operating activity. As of June 30, 2025, the Company has an accumulated deficit of NIS 186,667 and it had a comprehensive loss of NIS 16,119 for the period of six months ended June 30, 2025.

On June 5, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., Cayman Islands-based hedge fund (“Yorkville” or “YA”), under which the Company had the right to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADSs, during a limited period of 48-months, at a price equal to 95% of the lowest of the 3 daily VWAPs, subject to certain limitations,. Upon execution of the SEPA, Yorkville advanced the Company, an amount of $2,000 thousand out of the Commitment Amount in form of promissory note (the “First Promissory Note”) which accrued interest at an annual rate of 8%, with a 3% original issue discount and maturity at the 12-month anniversary of the date of issuance based on 12 equal monthly payments schedule settled either in cash or by issuance of Advance Shares.

During the period commencing on the YA Effective Date through the December 31, 2023, the Company sold 33,034,240 Shares to Yorkville for a total purchase price of $3,394 thousand (approximately NIS 12,572 thousand) out of the Commitment Amount under SEPA (including as partial repayment of the first Promissory Note).

See Note 13C3 to the financial statements as of December 31, 2024, for further information.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, advanced the Company additional $1,000 thousand (approx. NIS 3,708 before issuance costs) of the Commitment Amount in the form of a promissory (the “Second Promissory Note”) with substantially the same terms as the First Promissory Note and that will be repaid in 5 equal monthly installments beginning on the 150th day following the date of the Second Promissory Note’s issuance and on March 25, 2024 the Maturity Date was extended to July 8, 2024 .The Second Promissory Note may be repaid with the proceeds of an Advance under the SEPA or repaid in cash. See Note 13C3 to the financial statements as of December 31, 2024, for further information.

On December 13, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue to Yorkville through a registered direct offering (the “Registered Direct Offering”) 8,333,335 ordinary shares (represented by ADSs) for total gross proceeds of $1,000 thousand (approximately NIS 3,685) See Note 13C4 to the financial statements as of December 31, 2024.

On March 25, 2024, the Company entered into second amendment to the SEPA, under which the Commitment Amount was increased to $15,000 thousand.

On June 25, 2024, the Company entered into a securities purchase agreement pursuant to which the Company issued to two institutional investors through a registered direct offering 12,555,555 ordinary shares (represented by ADSs) for total gross proceeds of $1,130 thousand (approximately NIS 4,222). See Note 13C4 to the financial statements as of December 31, 2024.

On July 16, 2024 the Company entered into a second Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville, under which the Company has the right to sell to Yorkville from time to time up to $15,000 thousand (the “Commitment Amount”) of the Company’s ADS, during a limited period of 36-months following the execution of the New SEPA. Under the New SEPA, Yorkville advanced to the Company a principal amount of $3,000 thousand (the “Pre-Paid Advance”), evidenced by convertible promissory notes (the “Third Promissory Note”), which were convertible subject to Yorkville decision into Company’s ADSs. From the $3,000 thousand Pre-Paid Advance (approx. NIS 10,763) approx. $1,049 thousand (approx. NIS 3,860) was used to early repay the remaining amount of the Second Promissory Note and accordingly the net cash received amounted to $1,846 thousand (approx. NIS 6,903). Upon the effectiveness of the New SEPA, the previous SEPA was terminated.

During the period commencing on the Effective Date of the New SEPA through December 31, 2024, the Company sold 74,793,290 ordinary shares (represented by ADSs) to Yorkville at fair value of $2,382 thousand (approximately NIS 8,860 thousand) as a partial repayment of the Third Promissory Notes in the amount of 2,250 thousand (approximately NIS 8,373 thousand). Thus, as of December 31, 2024 the remaining outstanding balance of the Third Promissory Notes was 750 thousand (approximately NIS 2,735 thousand).

For further information see Note 13C5 to the financial statements as of December 31, 2024 and Note 3 below.

On November 11, 2024, the Company issued to Yorkville, an unsecured non-convertible promissory note (the “Fourth Promissory Note”) in an amount of $1,000 thousand (the “Principal Amount” approx. NIS 3,629). The fourth Promissory Note will mature on November 11, 2025, bears an interest at a rate of 8%, and was issued with a 3% original issue discount. The fourth Promissory Note, will be repaid in 10 equal monthly installments beginning on the 90th day from the date of the issuance.

On January 30, 2025, the Company entered into securities purchase agreements with certain institutional investors of selling through a registered direct offering an aggregate of 195,428,970 ordinary shares (represented by ADSs) together with unregistered warrants to purchase ADSs up to an aggregate of 390,857,940 ordinary shares (exercisable up to 108,599 ADSs, with an exercise price of $31.99 per ADS) for gross amount of $1,520 thousand (approximately NIS 5,487).The net cash expenses of such issuance amounted to $163 thousand (approximately NIS 587). In addition the Company issued to the Placement Agent, warrants to purchase up to an aggregate of 13,680,000 ordinary shares (exercisable up to 3,801 ADS’s, with an exercise price of $34.99 per ADS).

See Note 4E below regarding ADS ratio changes occurred during the interim reporting period.

During the six months ended on June 30, 2025, the Company sold 3,130,608,000 ordinary shares to Yorkville for a total of $5,506 (approximately NIS 20,222 thousand) out of the Commitment Amount under the New SEPA, of which NIS 15,165 through partial exercise of commitment amount under equity line and NIS 5,057 as partial repayment of Promissory Notes.

The Company plans to finance its operations through the sales of equity and/or debts, including raising equity by an additional public offering through shelf registration on the Nasdaq Capital Market (the “Nasdaq”) and also through increasing its revenues from sales of the Saverone Systems and if applicable a reduction in operating expenses.

However, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to meet its current obligations and to achieve its business targets. Those conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

C.	The impact of Iron Sword War

Beginning on October 7th, 2023, following the attack on the State of Israel by the terrorist organization Hamas and a combat front that was opened, simultaneously, with the terrorist organization Hezbollah, both of which were supported and financed, directly and indirectly, by Iran, the State of Israel declared a state of war and a large-scale mobilization of reserves (hereinafter – the “War”) and launched a campaign to protect the residents of the state and its borders. During the war, residents were evacuated from the affected areas, both around the “Gaza Strip” and on Israel’s border with the State of Lebanon. The war has, at times, a significant impact on the economic and business activity in the country, and it weighs heavily on the functional and operational continuity of businesses in Israel.

Due to the war, at the beginning of 2024, international rating agencies lowered Israel’s credit rating (and subsequently also of the five largest banks in Israel), along with a negative outlook and the possibility of another downgrade. On the other hand, it seems that the actual extent of the damage to the economic activity and general situation of the State of Israel was smaller than expected. In November 2024, a ceasefire was reached with the State of Lebanon, in the north of the country, in light of the defeat of the terrorist organization Hezbollah. However, the fighting in the Gaza Strip continues. On June 2025, Israel launched another campaign against Iran, aimed at damaging Iran’s ability to develop nuclear weapons and its’ continued support of terror groups. A ceasefire with Iran was reached by the end of June 2025. On the other hand, the State of Israel began, during 2024, the renovation of the areas that were damaged by the war.

The Company’s management is continuously monitoring developments and acting in accordance with the directives of the various authorities. However, since these are events characterized by uncertainty, among other things, regarding the date of the end of the war and the indirect effects that may be caused by it, as of the date of approval of the interim financial statements by the Board of Directors, since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, the Company is unable to predict the intensity of the War impact on the Company’s financial condition and its operations results.